UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                                650 Fifth Avenue
                                    6th Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                650 Fifth Avenue
                                    6th Floor
                               New York, NY 10019
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2006

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.




                                 [LOGO OMITTED]
                               THE ARBITRAGE FUND



                                650 Fifth Avenue
                            New York, New York 10019
                                  800-295-4485
                               www.thearbfund.com




                               SEMI-ANNUAL REPORT
                                November 30, 2006
                                   (Unaudited)

                                 [LOGO OMITTED]
                               THE ARBITRAGE FUND

                            WATER ISLAND CAPITAL, LLC
                                650 FIFTH AVENUE
                            NEW YORK, NEW YORK 10019
                                     -------
                                  800-295-4485
                               www.thearbfund.com

January 12, 2007

Dear Shareholder:

As The Arbitrage Fund operates on a May 31 fiscal year, we are pleased to present this year's Semi-Annual Report covering the period from June 1, 2006 to November 30, 2006.

During this period, significant dealflow continued around the globe. Notable events included the breaking of the RJR Nabisco record for largest Leveraged Buyout ever (held since 1989) by KKR with its management buyout of HCA. India and China continued to make their presence known in the international deal making arena highlighting how globalization has impacted local markets and, together with private equity, contributed greatly to competitive bidding in a variety of transactions, industries and regions.

Interest rates remain stable and relatively low by historical standards. Low long term rates have allowed cash buyers to offer significant premiums for target companies. Short term rates at 5%+ have led to wider spreads and greater profit potential in the strategy.

Going into 2007, significant cash on both corporate and private equity balance sheets, strong visibility of dealflow, and healthy debt markets give us a high level of confidence that merger arbitrage market conditions will be positive this year.

We take this opportunity to thank you for your continued investment in The Arbitrage Fund and reiterate our commitment to provide you with the best risk adjusted returns consistent with our capital preservation mandate. Please also know that, as always, we welcome your calls.

Sincerely,

/s/ John S. Orrico

John S. Orrico, CFA
Portfolio Manager
President, Water Island Capital, LLC

THE MATERIAL ABOVE REFLECTS THE MANAGER'S OPINION OF THE MARKET AS OF A CERTAIN DATE AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE. THE FUND USES INVESTMENT TECHNIQUES THAT ARE DIFFERENT FROM THE RISKS ORDINARILY ASSOCIATED WITH EQUITY INVESTMENTS. SUCH TECHNIQUES AND STRATEGIES INCLUDE MERGER ARBITRAGE RISKS, HIGH PORTFOLIO RISKS, OPTION RISKS, BORROWING RISKS, SHORT SALE RISKS, AND FOREIGN INVESTMENT RISKS, WHICH MAY INCREASE VOLATILITY AND MAY INCREASE COSTS AND LOWER PERFORMANCE.

THE ARBITRAGE FUND IS DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH THE ADVISER OR ANY AFFILIATE.

THIS REPORT IS INTENDED FOR THE FUND'S SHAREHOLDERS. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                               THE ARBITRAGE FUND
                              Portfolio Information
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



ASSET ALLOCATION (as a percentage of total investments)
--------------------------------------------------------------------------------

The following chart shows the Fund's asset composition as of the report date.


[PIE CHART OMITTED]
Plot points for EDGAR purposes are as follows:


Common Stocks - 88.49%
Real Estate Investment Trusts - 7.91%
Equity Swaps - 3.28%
Other - 0.32%

                               THE ARBITRAGE FUND
                       Statement of Assets and Liabilities
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
    Investments:
        At acquisition cost                                       $ 177,217,745
                                                                  =============
        At value (Note 1)                                         $ 181,081,310
    Deposits with brokers for securities sold short (Note 1)         31,486,417
    Receivable for investment securities sold                        10,911,937
    Receivable for capital shares sold                                  910,470
    Dividends and interest receivable                                   192,118
    Unrealized appreciation on forward currency exchange
        contracts (Note 8)                                               75,072
    Prepaid expenses                                                     73,250
    Reclaims Receivable                                                  33,363
                                                                  -------------
        Total Assets                                                224,763,937
                                                                  -------------
LIABILITIES
    Securities sold short, at value (Note 1)
        (proceeds $31,044,449)                                       32,724,943
    Bank overdraft                                                      614,579
    Bank overdraft denominated in foreign currency
        (cost $2,502,806)                                             2,484,106
    Written options, at value (Notes 1 and 2)
        (premiums received $584,803)                                    976,890
    Unrealized depreciation on forward currency exchange
        contracts (Note 8)                                              366,207
    Unrealized depreciation on spot currency
        exchange contracts                                                  928
    Payable for investment securities purchased                      12,800,662
    Payable for capital shares redeemed                                 233,466
    Dividends payable on securities sold short (Note 1)                  13,551
    Payable to Adviser (Note 3)                                         189,869
    Payable to Distributor (Note 3)                                      30,203
    Payable to Administrator (Note 3)                                    14,208
    Payable to Trustees                                                  11,066
    Payable to Chief Compliance Officer (Note 3)                          4,753
    Other accrued expenses and liabilities                              106,183
                                                                  -------------
        Total Liabilities                                            50,571,614
                                                                  -------------
NET ASSETS                                                        $ 174,192,323
                                                                  =============
NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 169,666,045
Accumulated net investment loss                                        (432,983)
Accumulated net realized gains on investments, securities
        sold short and option contracts                               3,439,720
Net unrealized appreciation (depreciation) on:
    Investments                                                       3,863,565
    Securities sold short                                            (1,680,494)
    Written option contracts                                           (392,087)
    Translation of assets and liabilities denominated
        in foreign currencies                                          (271,443)
                                                                  -------------
Net Assets                                                        $ 174,192,323
                                                                  =============
CLASS R SHARES
Net assets applicable to Class R shares                           $  84,832,121
                                                                  =============
Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)         6,597,184
                                                                  =============
Net asset value, offering and redemption price per share (a)      $       12.86
                                                                  =============
CLASS I SHARES
Net assets applicable to Class I shares                           $  89,360,202
                                                                  =============
Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)         6,895,850
                                                                  =============
Net asset value, offering and redemption price per share (a)      $       12.96
                                                                  =============
(a) Redemption price varies based on length of time held (Note 1).
See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Operations
             For the Six Months Ended November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of withholding taxes of $16,207)               $   2,608,567
                                                                  -------------
        Total Income                                                  2,608,567
                                                                  -------------
EXPENSES
    Investment advisory fees (Note 3)                                 1,294,296
    Distribution expense, Class R (Note 3)                              106,914
    Administration fees (Note 3)                                         86,286
    Dividend expense                                                    150,316
    Transfer agent fees (Note 3)                                         55,506
    Professional fees                                                    36,156
    Custodian and bank service fees                                      29,605
    Printing of shareholder reports                                      26,071
    Trustees' fees                                                       24,066
    Registration and filing fees                                         22,535
    Insurance expense                                                    22,148
    Chief Compliance Officer fees (Note 3)                               10,195
    Other expenses                                                        6,701
                                                                  -------------
        Total Expenses                                                1,870,795
    Fees waived by the Adviser (Note 3)                                (146,290)
                                                                  -------------
        Net Expenses                                                  1,724,505
                                                                  -------------
NET INVESTMENT INCOME                                                   884,062
                                                                  -------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
    FOREIGN CURRENCIES
Net realized gains (losses) from:
        Investments                                                   5,984,399
        Securities sold short                                        (3,894,888)
        Written option contracts                                        173,548
        Foreign currency transactions (Note 5)                         (703,482)
Net change in unrealized appreciation (depreciation) on:
        Investments                                                   2,438,492
        Securities sold short                                        (2,847,688)
        Written option contracts                                       (473,650)
        Foreign currency transactions (Note 5)                          284,669
                                                                  -------------
 NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    AND FOREIGN CURRENCIES                                              961,400
                                                                  -------------

 NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   1,845,462
                                                                  =============
See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED            YEAR
                                                                 NOVEMBER 30,         ENDED
                                                                     2006            MAY 31,
                                                                  (UNAUDITED)         2006
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income (loss)                                 $     884,062    $    (401,183)
    Net realized gains (losses) from:
        Investments                                                  5,984,399       30,327,309
        Securities sold short                                       (3,894,888)     (13,506,076)
        Written option contracts                                       173,548        1,261,386
        Foreign currency transactions                                 (703,482)        (458,202)
    Net change in unrealized appreciation (depreciation) on:
        Investments                                                  2,438,492       (6,988,743)
        Securities sold short                                       (2,847,688)       4,528,444
        Written option contracts                                      (473,650)         226,294
        Foreign currency transactions                                  284,669       (1,724,192)
                                                                 -------------    -------------
Net increase in net assets resulting from operations                 1,845,462       13,265,037
                                                                 -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
CLASS R
    Proceeds from shares sold                                       20,519,527       24,876,671
    Proceeds from redemption fees collected (Note 1)                        --           27,885
    Payments for shares redeemed                                   (24,187,242)     (78,607,975)
                                                                 -------------    -------------
Net decrease in net assets from
    Class R share transactions                                      (3,667,715)     (53,703,419)
                                                                 -------------    -------------

CLASS I
    Proceeds from shares sold                                       15,961,511       28,645,078
    Proceeds from redemption fees collected (Note 1)                     2,463              147
    Payments for shares redeemed                                   (15,602,952)     (41,005,110)
                                                                 -------------    -------------
Net increase (decrease) in net assets from
    Class I share transactions                                         361,022      (12,359,885)
                                                                 -------------    -------------

TOTAL DECREASE IN NET ASSETS                                        (1,461,231)     (52,798,267)

NET ASSETS
    Beginning of period                                            175,653,554      228,451,821
                                                                 -------------    -------------
    End of period                                                $ 174,192,323    $ 175,653,554
                                                                 =============    =============

ACCUMULATED NET INVESTMENT LOSS                                  $    (432,983)   $  (1,317,045)
                                                                 =============    =============
See accompanying notes to financial statements.

                                                 THE ARBITRAGE FUND - CLASS R
                                                    Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------

                                            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED         YEAR        YEAR         YEAR         YEAR         YEAR
                                                  NOV. 30,        ENDED       ENDED        ENDED        ENDED        ENDED
                                                    2006         MAY 31,     MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                 (UNAUDITED)      2006        2005         2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            $  12.73      $  11.88    $   12.52    $   12.20    $   11.19    $  11.66
                                                  --------      --------    ---------    ---------    ---------    --------

Income (loss) from investment operations:
  Net investment income (loss)                        0.06         (0.10)       (0.19)       (0.19)       (0.04)      (0.04)
  Net realized and unrealized gains (losses)
   on investments and foreign currencies              0.07          0.95         0.07         1.01         1.20       (0.08)
                                                  --------      --------    ---------    ---------    ---------    --------
Total from investment operations                      0.13          0.85        (0.12)        0.82         1.16       (0.12)
                                                  --------      --------    ---------    ---------    ---------    --------

Less distributions:
  From net realized gains                               --            --        (0.52)       (0.50)       (0.15)      (0.35)
                                                  --------      --------    ---------    ---------    ---------    --------

Proceeds from redemption fees collected                 --          0.00(a)      0.00(a)      0.00(a)        --          --
                                                  --------      --------    ---------    ---------    ---------    --------

Net asset value at end of period                  $  12.86      $  12.73    $   11.88    $   12.52    $   12.20    $  11.19
                                                  ========      ========    =========    =========    =========    ========

Total return (b)                                     1.02%(c)      7.15%       (1.07%)       6.66%       10.41%      (0.86%)
                                                  ========      ========    =========    =========    =========    ========

Net assets at end of period (000's)               $ 84,832      $ 87,643    $ 134,035    $ 239,494    $ 129,879    $ 11,314
                                                  ========      ========    =========    =========    =========    ========

Ratio of gross expenses to average
  net assets                                         2.29%(d)      2.41%        2.36%        2.46%        3.00%       6.19%
Ratio of gross expenses to average net
  assets excluding dividend expense (e)              2.12%(d)      2.12%        2.06%        2.01%        2.54%       5.94%
Ratio of net expenses to average net assets
  excluding dividend expense (e) (f)                 1.95%(d)      1.95%        1.95%        1.95%        1.95%       1.94%
Ratio of net investment income (loss) to
  average net assets:
  Before advisory fees waived and
   expenses reimbursed                               0.72%(d)     (0.44%)      (1.27%)      (1.76%)      (1.56%)     (5.19%)
  After advisory fees waived and
   expenses reimbursed                               0.89%(d)     (0.28%)      (1.16%)      (1.69%)      (0.97%)     (1.18%)

Portfolio turnover rate                               180%(c)       394%         387%         251%         511%      2,480%

(a) Amount rounds to less than $0.01 per share.
(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) Not annualized
(d) Annualized
(e) Dividend  expense totaled 0.17%,  0.29%,  0.30%,  0.45%,  0.46% and 0.25% of average net assets for the periods ended November 30, 2006 and May 31, 2006, 2005, 2004, 2003 and 2002, respectively.
(f) Ratios were determined based on net assets after advisory fees waived and expenses reimbursed.
Amounts designated as "--" are either $0 or round to $0.
See accompanying notes to financial statements.

                                   THE ARBITRAGE FUND - CLASS I
                                       Financial Highlights
--------------------------------------------------------------------------------------------------

                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED          YEAR        YEAR        PERIOD
                                                  NOV. 30,        ENDED       ENDED        ENDED
                                                    2006         MAY 31,     MAY 31,      MAY 31,
                                                (UNAUDITED)       2006        2005        2004(a)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period            $  12.81      $  11.93    $  12.54     $   12.86
                                                  --------      --------    --------     ---------

Income (loss) from investment operations:
     Net investment income (loss)                     0.06         (0.10)      (0.15)        (0.07)
     Net realized and unrealized gains on
         investments and foreign currencies           0.09          0.98        0.06          0.25
                                                  --------      --------    --------     ---------
Total from investment operations                      0.15          0.88       (0.09)         0.18
                                                  --------      --------    --------     ---------

Less distributions:
     From net realized gains                            --            --       (0.52)        (0.50)
                                                  --------      --------    --------     ---------

Proceeds from redemption fees collected               0.00(b)       0.00(b)     0.00(b)       0.00(b)
                                                  --------      --------    --------     ---------

Net asset value at end of period                  $  12.96      $  12.81    $  11.93     $   12.54
                                                  ========      ========    ========     =========

Total return (c)                                     1.17%(d)      7.38%      (0.82%)        1.35%(d)
                                                  ========      ========    ========     =========

Net assets at end of period (000's)               $ 89,360      $ 88,011    $ 94,417     $ 169,330
                                                  ========      ========    ========     =========

Ratio of gross expenses to average net assets        2.04%(e)      2.16%       2.14%         2.27%(e)
Ratio of gross expenses to average net assets
     excluding dividend expense (f)                  1.87%(e)      1.87%       1.84%         1.82%(e)
Ratio of net expenses to average net assets
     excluding dividend expense (f) (g)              1.70%(e)      1.70%       1.70%         1.70%(e)
Ratio of net investment income (loss)
     to average net assets:
     Before advisory fees waived and
         expenses reimbursed                         0.99%(e)     (0.29%)     (1.05%)       (1.56%)(e)
     After advisory fees waived and
         expenses reimbursed                         1.16%(e)     (0.12%)     (0.91%)       (1.44%)(e)

Portfolio turnover rate                               180%(d)       394%        387%          251%(e)

(a) Represents the period from the commencement of operations (October 17, 2003) through May 31, 2004.
(b) Amount rounds to less than $0.01 per share.
(c) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d) Not annualized.
(e) Annualized.
(f) Dividend expense totaled 0.17%, 0.29%, 0.30% and 0.45%(e) of average net assets for the periods ended November 30, 2006 and May 31, 2006, 2005 and 2004, respectively.
(g) Ratios were determined based on net assets after advisory fees waived and expenses reimbursed.
Amounts designated as "--" are either $0 or round to $0.
See accompanying notes to financial statements.


                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
   SHARES  COMMON STOCK -- 91.99%                                            VALUE
--------------------------------------------------------------------------------------
           AGRICULTURE -- 0.93%
    40,000 Delta & Pine Land Co. (b)...................................  $  1,622,000
                                                                         ------------
           BANKS -- 8.25%
    29,500 Capital Crossing Bank (a)...................................       870,250
    25,000 Harbor Florida Bancshares, Inc. ............................     1,089,250
   100,722 Interchange Financial Services Corp. (b)....................     2,308,548
    65,000 Mercantile Bankshares Corp. (b).............................     2,964,650
   110,000 North Fork Bancorporation, Inc. ............................     3,087,700
    60,000 Northern Empire Bancshares (a)(b)...........................     1,758,000
    38,500 Pennfed Financial Services, Inc. ...........................       745,360
    65,000 Summit Bank Corp. (b).......................................     1,539,850
                                                                         ------------
                                                                           14,363,608
                                                                         ------------
           BIOTECHNOLOGY -- 1.97%
   182,550 Embrex, Inc. (a)............................................     3,039,457
   305,300 Oragenics, Inc. (a).........................................       396,890
                                                                         ------------
                                                                            3,436,347
                                                                         ------------
           BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.16%
   462,524 Traffic.com, Inc. (a)(b)....................................     3,760,320
                                                                         ------------
           BUILDING & CONSTRUCTION SUPPLIES -- 0.59%
    70,000 Rinker Group Ltd. ..........................................     1,030,631
                                                                         ------------
           COMPUTERS & SERVICES -- 2.32%
    76,024 Kanbay International, Inc. (a)..............................     2,179,608
   125,100 Symbol Technologies, Inc. (b)...............................     1,853,982
                                                                         ------------
                                                                            4,033,590
                                                                         ------------
           CONSUMER PRODUCTS -- 1.22%
    56,821 CNS, Inc. ..................................................     2,120,560
                                                                         ------------
           DRUGS -- 4.39%
    54,200 Kos Pharmaceuticals, Inc. (a)(c)............................     4,212,966
   267,376 Sirna Therapeutics, Inc. (a)(b).............................     3,443,803
                                                                         ------------
                                                                            7,656,769
                                                                         ------------
           ELECTRICAL EQUIPMENT -- 3.87%
    62,800 American Power Conversion Corp. ............................     1,905,980
   263,194 Metrologic Instruments, Inc. (a)(b).........................     4,842,770
                                                                         ------------
                                                                            6,748,750
                                                                         ------------
           ENVIRONMENTAL SERVICES -- 1.20%
    40,000 Aleris International, Inc. (a)(b)...........................     2,084,400
                                                                         ------------


                                                                                    8


                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
   SHARES  COMMON STOCK -- 91.99% (Continued)                                VALUE
--------------------------------------------------------------------------------------
           FINANCIAL SERVICES -- 4.49%
    60,000 Euronext NV ................................................  $  6,883,616
   196,696 Loring Ward International Ltd. (a)..........................       775,072
     1,600 NYSE Group, Inc. (a)(c).....................................       160,160
                                                                         ------------
                                                                            7,818,848
                                                                         ------------
           GAS/NATURAL GAS -- 3.55%
    70,000 Cascade Natural Gas Corp. (b)...............................     1,807,400
    75,000 KeySpan Corp. (b)...........................................     3,077,250
    30,000 Peoples Energy Corp. (b)....................................     1,301,700
                                                                         ------------
                                                                            6,186,350
                                                                         ------------
           HOTELS & LODGING -- 0.65%
    76,168 Sands Regent (a)(b).........................................     1,128,048
                                                                         ------------
           LABORATORY EQUIPMENT -- 1.37%
   258,870 TriPath Imaging, Inc. (a)(b)................................     2,384,193
                                                                         ------------
           MARINE SERVICES -- 0.04%
    40,151 Adsteam Marine Ltd. ........................................        74,489
                                                                         ------------
           MEDIA -- 0.00%
     5,000 TVSL SA (a).................................................            --
                                                                         ------------
           MEDICAL PRODUCTS & SERVICES -- 9.20%
   166,942 Caliper Life Sciences, Inc. (a).............................       939,884
    35,000 Caremark Rx, Inc. ..........................................     1,655,500
   100,000 Connetics Corp. (a)(b)......................................     1,736,000
   148,748 Conor Medsystems, Inc. (a)(b)...............................     4,807,535
    67,380 CoTherix, Inc. (a)..........................................       899,523
    35,000 Per-Se Technologies, Inc. (a)...............................       964,950
   505,000 Rita Medical Systems, Inc. (a)..............................     2,242,200
    50,000 Solexa, Inc. (a)(b).........................................       613,000
   110,500 Tanox, Inc. (a).............................................     2,169,115
                                                                         ------------
                                                                           16,027,707
                                                                         ------------
           METALS & MINING -- 2.12%
    30,000 Phelps Dodge Corp. (b)(c)...................................     3,690,000
                                                                         ------------
           MISCELLANEOUS BUSINESS SERVICES -- 4.11%
    20,000 Aramark Corp., Cl B ........................................       667,000
    80,200 Clark, Inc. (b).............................................     1,315,280
    63,800 Digital Insight Corp. (a)...................................     2,434,608
   465,075 Goldleaf Financial Solutions, Inc. (a)......................     2,743,942
                                                                         ------------
                                                                            7,160,830
                                                                         ------------


9

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
   SHARES  COMMON STOCK -- 91.99% (Continued)                                VALUE
--------------------------------------------------------------------------------------
           PETROLEUM EXPLORATION & PRODUCTION -- 6.51%
   110,000 Centurion Energy International, Inc. (a)....................  $  1,155,867
    50,000 Energy Partners Ltd. (a)(b)(c)..............................     1,215,000
   500,000 Queensland Gas Co. Ltd. (a).................................       534,854
    20,000 Shell Canada Ltd. ..........................................       759,195
   101,700 Stone Energy Corp. (a)(c)...................................     3,968,334
   127,500 Warrior Energy Service Corp. (a)............................     3,703,875
                                                                         ------------
                                                                           11,337,125
                                                                         ------------
           PETROLEUM FIELD MACHINERY & EQUIPMENT -- 1.40%
   368,100 NQL Energy Services, Inc., Cl A (a).........................     2,433,586
                                                                         ------------
           PRINTING & PUBLISHING -- 0.42%
    20,000 Banta Corp. ................................................       724,400
                                                                         ------------
           RESEARCH & DEVELOPMENT -- 1.70%
    91,663 ICOS Corp. (a)..............................................     2,959,798
                                                                         ------------
           RETAIL -- 2.20%
   129,836 Eddie Bauer Holdings, Inc. (a)(b)...........................     1,187,999
    98,000 Golf Galaxy, Inc. (a)(b)....................................     1,813,980
    20,000 La Senza Corp. (a)..........................................       838,879
                                                                         ------------
                                                                            3,840,858
                                                                         ------------
           RETIREMENT SERVICES -- 0.62%
   400,000 DCA Group Ltd. .............................................     1,086,287
                                                                         ------------
           SEMICONDUCTORS -- 9.91%
         6 Advanced Micro Devices, Inc. (a)............................           129
   333,862 Conexant Systems, Inc. (a)..................................       727,819
    95,000 Freescale Semiconductor, Inc., Cl A (a)(c)..................     3,791,450
   610,599 International DisplayWorks, Inc. (a)........................     3,840,668
    55,000 Mindspeed Technologies, Inc. (a)............................        93,500
   185,000 Pemstar, Inc. (a)...........................................       699,300
   253,638 Portalplayer, Inc. (a)......................................     3,398,749
   422,077 PowerDsine Ltd. (a).........................................     4,714,600
                                                                         ------------
                                                                           17,266,215
                                                                         ------------
           SOFTWARE -- 8.40%
    85,000 Intervideo, Inc. (a)........................................     1,100,750
   336,282 MetaSolv, Inc. (a)..........................................     1,365,305
   248,000 Netopia, Inc. (a)...........................................     1,711,200
   140,859 Open Solutions, Inc. (a)(b).................................     5,246,998
   120,000 Stellent, Inc. .............................................     1,612,800
   372,951 VitalStream Holdings, Inc. (a)(b)...........................     3,595,247
                                                                         ------------
                                                                           14,632,300
                                                                         ------------


                                                                                   10


                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
   SHARES  COMMON STOCK -- 91.99% (Continued)                                VALUE
--------------------------------------------------------------------------------------
           SPECIALTY MACHINERY -- 1.65%
   103,000 JLG Industries, Inc. .......................................  $  2,874,730
                                                                         ------------
           STEEL & STEEL WORKS -- 1.73%
    47,800 Oregon Steel Mills, Inc. (a)................................     3,008,532
                                                                         ------------
           TELEPHONES & TELECOMMUNICATIONS -- 5.02%
    61,283 Andrew Corp. (a)(c).........................................       610,992
   266,216 Broadwing Corp. (a)(b)......................................     4,027,848
    45,500 Commonwealth Telephone Enterprises, Inc. (b)................     1,895,985
    20,800 Essex Corp. (a).............................................       495,248
   675,000 Lucent Technologies, Inc. (a)...............................     1,721,250
                                                                         ------------
                                                                            8,751,323
                                                                         ------------

            TOTAL COMMON STOCK (Cost $156,859,385)                       $160,242,594
                                                                         ------------

--------------------------------------------------------------------------------------
   SHARES  REAL ESTATE INVESTMENT TRUSTS -- 8.23%                            VALUE
--------------------------------------------------------------------------------------
    27,400 CentraCore Properties Trust ................................  $    880,088
    71,000 Columbia Equity Trust, Inc. (b).............................     1,338,350
    39,300 Equity Office Properties Trust .............................     1,894,260
    32,500 Global Signal, Inc. ........................................     1,804,725
   122,500 Government Properties Trust, Inc. ..........................     1,307,075
   219,600 Saxon Capital, Inc. ........................................     3,087,576
   127,500 Trustreet Properties, Inc. (b)..............................     2,145,825
   100,000 Windrose Medical Properties Trust ..........................     1,872,000
                                                                         ------------

            TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,134,218)       $ 14,329,899
                                                                         ------------

--------------------------------------------------------------------------------------
   SHARES  EQUITY SWAPS -- 3.41%                                             VALUE
--------------------------------------------------------------------------------------
    59,000 Aegis Group Plc ............................................  $    157,545
   200,000 Enodis Plc .................................................       804,516
    25,000 John Laing Plc .............................................       197,687
   300,000 Matalan Plc ................................................     1,172,843
    45,000 McCarthy & Stone Plc .......................................       950,667
    10,000 nCipher Plc (a).............................................        52,421
    15,000 Radstone Technology Plc ....................................       121,120
    75,000 Telent Plc (a)..............................................       700,755
    50,000 Viridian Group Plc (a)......................................     1,298,242
   200,000 Wellington Underwriting Plc ................................       478,972
                                                                         ------------

            TOTAL EQUITY SWAPS (Cost $5,506,717)                         $  5,934,768
                                                                         ------------


11


                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
   SHARES  WARRANTS -- 0.12%                                                 VALUE
--------------------------------------------------------------------------------------
   140,879 Caliper Life Sciences, Inc. Expires 09/11 (a) (Cost $56,552)  $    214,136
                                                                         ------------

--------------------------------------------------------------------------------------
   SHARES  ESCROWED RIGHTS -- 0.00%                                          VALUE
--------------------------------------------------------------------------------------
    35,300 Hoenig Group, Inc. -  contingent payment rights (a)(d)......  $         --
   247,200 PetroCorp, Inc. -  escrow shares (a)(d).....................            --
                                                                         ------------

            TOTAL ESCROWED RIGHTS (Cost $--)                             $         --
                                                                         ------------

--------------------------------------------------------------------------------------
 CONTRACTS PUT OPTION CONTRACTS(a) -- 0.07%                                  VALUE
--------------------------------------------------------------------------------------
           Angiodynamics, Inc.,
       180   01/20/07 at $20 ..........................................  $     16,200
           Energy Partners Ltd.,
       500   12/16/06 at $22.5 ........................................            --
           Freescale Semiconductor, Inc.,
       700   12/16/06 at $35 ..........................................            --
       250   01/20/07 at $35...........................................            --
           Gold Kist, Inc.,
       200   12/16/06 at $17.5 ........................................         1,500
           Illumina, Inc.,
        75   12/16/06 at $35 ..........................................         2,438
           Kos Pharmaceuticals, Inc.,
       532   12/16/06 at $70 ..........................................         6,650
           McData Corp., Cl A,
       200   01/20/07 at $5 ...........................................         3,000
           NAVTEQ Corp.,
       100   01/20/07 at $30 ..........................................         2,500
           NYSE Group, Inc.,
       200   12/16/06 at $80 ..........................................         5,000
       150   12/16/06 at $95...........................................        38,625
           PNC Financial Services Group, Inc.,
       195   12/16/06 at $67.5 ........................................            --
           Reckson Associates Realty Corp.,
        51   12/16/06 at $40 ..........................................            --
           Stone Energy Corp.,
       700   12/16/06 at $35 ..........................................            --
       300   12/16/06 at $40...........................................        45,000
                                                                         ------------

            TOTAL PUT OPTION CONTRACTS (Cost $410,092)                   $    120,913
                                                                         ------------


                                                                                   12


                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
 CONTRACTS CALL OPTION CONTRACTS(a) -- 0.14%                                 VALUE
--------------------------------------------------------------------------------------
           Andrew Corp.,
       200   01/20/07 at $10 ..........................................  $     10,000
           Capital One Financial Corp.,
       200   12/16/06 at $80 ..........................................        18,500
           Energy Partners Ltd.,
       250   12/16/06 at $22.5 ........................................        47,500
           Freeport-McMoRan Copper & Gold, Inc.,
       150   02/17/07 at $65 ..........................................        52,500
           Phelps Dodge Corp.,
       100   01/20/07 at $120 .........................................        84,000
        50   01/20/07 at $125..........................................        26,500
                                                                         ------------

            TOTAL CALL OPTION CONTRACTS (Cost $250,781)                  $    239,000
                                                                         ------------
            TOTAL INVESTMENTS AT VALUE -- 103.96% (Cost $177,217,745)    $181,081,310
                                                                         ============

Percentages are based on net assets of $174,192,323.
(a) Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Underlying security for a written/purchased call/put option.
(d) This security was issued for possible settlement of pending litigation and does not have an expiration date.
Cl -- Class
Ltd. -- Limited
Plc -- Public Limited Company
Amounts  designated as "--" are either $0 or have been rounded to $0.
See accompanying notes to financial statements.




13


                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
   SHARES  COMMON STOCK -- 17.74%                                            VALUE
--------------------------------------------------------------------------------------
           APPAREL/TEXTILES -- 0.00%
         2 Iconix Brand Group, Inc. (a)................................   $        36
                                                                          -----------
           BANKS -- 2.31%
    10,000 National City Corp. ........................................       361,000
    47,000 New York Community Bancorp, Inc. ...........................       759,520
     7,700 PNC Financial Services Group, Inc. (b)......................       544,313
    48,300 Sterling Financial Corp. ...................................     1,620,465
    43,700 UCBH Holdings, Inc. ........................................       736,782
                                                                          -----------
                                                                            4,022,080
                                                                          -----------
           COMPUTERS & SERVICES -- 2.14%
   191,450 Internap Network Services Corp. (a).........................     3,723,703
         1 SanDisk Corp. (a)...........................................            44
                                                                          -----------
                                                                            3,723,747
                                                                          -----------
           ELECTRICAL SERVICES -- 0.71%
    23,567 WPS Resources Corp. ........................................     1,232,319
                                                                          -----------
           FINANCIAL SERVICES -- 3.28%
    14,500 Capital One Financial Corp. (b).............................     1,129,260
     2,500 Deutsche Boerse AG .........................................       418,876
    49,700 NASDAQ-100 Trust, Ser 1 ....................................     2,188,788
    19,810 NYSE Group, Inc. (a)(b).....................................     1,982,981
                                                                          -----------
                                                                            5,719,905
                                                                          -----------
           MEDICAL PRODUCTS & SERVICES -- 0.33%
    27,500 Angiodynamics, Inc. (a)(b)..................................       575,575
                                                                          -----------
           METALS & MINING -- 0.44%
    12,200 Freeport-McMoRan Copper & Gold, Inc., Cl B (b)..............       767,014
                                                                          -----------
           PETROLEUM EXPLORATION & PRODUCTION -- 1.14%
    60,800 Superior Energy Services, Inc. (a)..........................     1,980,256
                                                                          -----------
           SEMICONDUCTORS -- 2.98%
    20,000 Benchmark Electronics, Inc. (a).............................       485,800
   299,600 Flextronics International Ltd. (a)(b).......................     3,370,500
    64,600 Microsemi Corp. (a).........................................     1,333,990
                                                                          -----------
                                                                            5,190,290
                                                                          -----------
           SOFTWARE -- 1.38%
    67,312 NAVTEQ Corp. (a)(b).........................................     2,407,750
                                                                          -----------




                                                                                   14


                               THE ARBITRAGE FUND
                  Schedule of Securities Sold Short (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
   SHARES  COMMON STOCK -- 17.74% (Continued)                                VALUE
--------------------------------------------------------------------------------------
           TELEPHONES & TELECOMMUNICATIONS -- 3.03%
   131,760 Alcatel-Lucent ADR .........................................  $  1,749,773
    35,000 Citizens Communications Co. ................................       495,950
    43,900 Crown Castle International Corp. (a)(b).....................     1,512,794
   285,500 Level 3 Communications, Inc. (a)(b).........................     1,524,570
                                                                         ------------
                                                                            5,283,087
                                                                         ------------

            TOTAL COMMON STOCK (Proceeds $29,348,172)                    $ 30,902,059
                                                                         ------------


--------------------------------------------------------------------------------------
   SHARES  REAL ESTATE INVESTMENT TRUST -- 0.85%                             VALUE
--------------------------------------------------------------------------------------
    35,300 Health Care REIT, Inc. (Proceeds $1,372,113)................  $  1,480,129
                                                                         ------------


--------------------------------------------------------------------------------------
   SHARES  EQUITY SWAP -- 0.20%                                              VALUE
--------------------------------------------------------------------------------------
    34,000 Catlin Group Ltd. (Proceeds $324,164) ......................  $    342,755
                                                                         ------------


            TOTAL SECURITIES SOLD SHORT -- 18.79% (Proceeds $31,044,449) $ 32,724,943
                                                                         ============
Percentages are based on net assets of $174,192,323.
(a) Non-income producing security.
(b) Underlying security for a written/purchased call/put option.
ADR -- American Depositary Receipt
Cl -- Class
Ltd. -- Limited
REIT -- Real Estate Investment Trust
Ser -- Series
See accompanying notes to financial statements.





15

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
 CONTRACTS WRITTEN CALL OPTIONS(a) -- 0.52%                                  VALUE
--------------------------------------------------------------------------------------
           Angiodynamics, Inc.,
        75   01/20/07 at $20 ..........................................  $     15,750
       220   01/20/07 at $22.5.........................................        14,300
           Capital One Financial Corp.,
       253   12/16/06 at $85 ..........................................         4,428
           Crown Castle International Corp.,
       100   01/20/07 at $35 ..........................................         9,750
           CVS Corp.,
       585   12/16/06 at $27.5 ........................................        87,750
           Flextronics International Ltd.,
        50   01/20/07 at $12.5 ........................................           625
           Freeport-McMoRan Copper & Gold, Inc.,
        15   12/16/06 at $55 ..........................................        12,150
        15   12/16/06 at $60...........................................         5,625
        25   02/17/07 at $60...........................................        14,875
           Freescale Semiconductor Inc.,
       800   12/16/06 at $40 ..........................................            --
           Illumina, Inc.,
        75   12/16/06 at $45 ..........................................         1,312
           Level 3 Communications, Inc.,
       600   12/16/06 at $5 ...........................................        25,500
        50   01/20/07 at $5............................................            --
           NAVTEQ Corp.,
        51   12/16/06 at $30 ..........................................        29,580
        70   12/16/06 at $35...........................................        10,325
       100   01/20/07 at $35...........................................        24,250
           NYSE Group, Inc.,
       300   12/16/06 at $85 ..........................................       456,000
       150   12/16/06 at $90...........................................       162,750
           PNC Financial Services Group, Inc.,
       195   12/16/06 at $70 ..........................................        25,350
                                                                         ------------

            TOTAL WRITTEN CALL OPTIONS (Premiums Received $468,762)      $    900,320
                                                                         ------------





                                                                                   16


                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------
 CONTRACTS WRITTEN PUT OPTIONS(a) -- 0.04%                                   VALUE
--------------------------------------------------------------------------------------
           Freescale Semiconductor, Inc.,
       250   01/20/07 at $40 ..........................................  $         --
           NYSE Group, Inc.,
        16   12/16/06 at $85 ..........................................           720
       100   12/16/06 at $90 ..........................................        11,750
       110   12/16/06 at $100 .........................................        53,350
           Phelps Dodge Corp.,
       100   12/16/06 at $115 .........................................        10,750
                                                                         ------------

            TOTAL WRITTEN PUT OPTIONS (Premiums Received $116,041)       $     76,570
                                                                         ------------

            TOTAL OPEN OPTIONS WRITTEN -- 0.56%
              (Premiums Received $584,803)                               $    976,890
                                                                         ============

Percentages are based on net assets of $174,192,323.
(a) Non-income producing security.
Ltd. -- Limited

Amounts designated as "--" are either $0 or have been rounded to $0.

As of November 30, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

--------------------------------------------------------------------------------------
                                                                        NET UNREALIZED
                          TO RECEIVE                                     APPRECIATION
  SETTLEMENT DATE        (TO DELIVER)   INITIAL VALUE   MARKET VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------
Contracts to Sell
   02/01/07........... (3,640,000) AUD  $  2,798,584    $  2,867,756     $   (69,172)
   02/01/07........... (5,562,250) CAD     4,912,659       4,881,390          31,269
   02/01/07........... (1,345,000) EUR     1,719,690       1,788,217         (68,527)
   02/01/07........... (3,390,000) GBP     6,451,950       6,669,854        (217,904)
                                        ------------    ------------     -----------
Total Sell Contracts..                  $ 15,882,883    $ 16,207,217     $  (324,334)
                                        ------------    ------------     -----------
Contracts to Buy
   02/01/07...........    495,000  GBP  $   (940,718)   $   (973,917)    $    33,199
                                        ------------    ------------     -----------
Net Contracts.........                  $ 14,942,165    $ 15,233,300     $  (291,135)
                                        ============    ============     ===========

AUD -- Australian Dollar            EUR -- Euro
CAD -- Canadian Dollar              GBP -- British Pound Sterling

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Notes to the Financial Statements
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Fund (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 5).

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the six months ended November 30, 2006, proceeds from redemption fees were $0 in Class R and $2,463 in Class I.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income and expense are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

The tax character of dividends and distributions declared during the years ended May 31, 2006 and May 31, 2005 was as follows:

--------------------------------------------------------------------------------
     YEAR               ORDINARY             LONG-TERM              TOTAL
     ENDED               INCOME            CAPITAL GAINS        DISTRIBUTIONS
--------------------------------------------------------------------------------
    5/31/06          $         --           $        --         $         --
    5/31/05          $ 10,778,315           $ 1,146,281         $ 11,924,596
--------------------------------------------------------------------------------

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

WRITTEN OPTION TRANSACTIONS - The Fund may write (sell) covered call options to hedge portfolio investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

EQUITY SWAP CONTRACTS - The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

agreements. Details of swap agreements open at November 30, 2006 are included in the Fund's Portfolio of Investments and Schedule of Securities Sold Short. As of November 30, 2006, the Fund had long and short equity swap contracts outstanding of $5,934,768 and $342,755, respectively.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2006:
--------------------------------------------------------------------------------
Cost of portfolio investments (including securities
sold short and written options)                                  $ 145,588,493
                                                                 =============
Gross unrealized appreciation                                    $   7,047,093
Gross unrealized depreciation                                        5,256,109
                                                                 -------------
Net unrealized appreciation                                      $   1,790,984
                                                                 =============
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 2006, the Fund utilized capital loss carryforwards of $1,501,235 to offset net realized capital gains.

2.  INVESTMENT TRANSACTIONS

During the six months ended November 30, 2006, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, options and short positions, amounted to $336,923,362 and $313,193,336, respectively.

A summary of put and call option contracts written during the six months ended November 30, 2006 is as follows:
--------------------------------------------------------------------------------
                                                      OPTION         OPTION
                                                     CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of period                4,917  $     663,271
Options written                                          20,409      2,587,767
Options canceled in a closing purchase
   transaction                                           (2,817)      (263,406)
Options exercised                                        (8,928)    (1,301,146)
Options expired                                          (9,276)    (1,101,683)
                                                  -------------  -------------
Options outstanding at end of period                      4,305  $     584,803
                                                  =============  =============
--------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.50% of the Fund's average daily net assets.

Until August 31, 2012, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.95% of the Fund's average daily net assets attributable to Class R shares and 1.70% of the Fund's average daily net assets attributable to Class I shares. Accordingly, for the six months ended November 30, 2006, the Adviser waived $146,290 of its advisory fee.

The Adviser is permitted to recapture fees waived or expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. As of November 30, 2006, the Adviser may in the future recapture from the Fund fees waived and expenses reimbursed totaling $969,763 of which $292,552 expires November 30, 2009, $366,310 expires November 30, 2008, and $310,901 expires November 30, 2007.

Certain officers of the Trust are also officers of the Adviser. Effective October 1, 2004, the Vice President of the Trust also serves as Chief Compliance Officer ("CCO") of the Trust and of the Adviser. The Fund pays the Adviser 15% of the CCO's salary for providing CCO services.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, SEI Investments Global Funds Services ("SIGFS") supplies administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services including fund accounting services, SIGFS receives a monthly fee at an annual rate of 0.10% of the Fund's average daily net

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

assets up to $500 million; and 0.08% of such assets in excess of $500 million, subject to a minimum fee of $150,000 per year. For the six months ended November 30, 2006, SIGFS was paid $86,286 under the administration agreement. Certain officers of the Trust are also officers of SIGFS. Such officers are paid no fees by the Trust for serving as officers of the Trust.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and DST Systems, Inc. ("DST"), DST maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, DST receives from the Fund a monthly complex minimum fee, including two CUSIPs, at an annual rate of $50,000 per year. For each CUSIP thereafter, an additional fee is applied at a minimum fee of $17,500 per CUSIP per year. For the six months ended November 30, 2006, DST was paid $55,506 under the transfer agent agreement.

DISTRIBUTION AGREEMENT
The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the Distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to Class R shares. During the six months ended November 30, 2006, the Fund paid Class R distribution expenses of $106,914 pursuant to the Plan.

Under the terms of a Distribution Agreement between the Trust and SEI Investments Distribution, Co. (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of SEI Investments Global Funds Services.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

4.  CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:
--------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED            YEAR
                                                  NOVEMBER 30,        ENDED
                                                     2006            MAY 31,
                                                  (UNAUDITED)         2006
--------------------------------------------------------------------------------
CLASS R
Shares sold                                         1,605,645        2,018,023
Shares redeemed                                    (1,893,888)      (6,414,977)
                                                -------------    -------------
Net decrease in shares outstanding                   (288,243)      (4,396,954)
Shares outstanding at beginning of period           6,885,427       11,282,381
                                                -------------    -------------
Shares outstanding at end of period                 6,597,184        6,885,427
                                                =============    =============

CLASS I
Shares sold                                         1,235,192        2,334,068
Shares redeemed                                    (1,208,356)      (3,379,310)
                                                -------------    -------------
Net increase (decrease) in shares outstanding          26,836       (1,045,242)
Shares outstanding at beginning of period           6,869,014        7,914,256
                                                -------------    -------------
Shares outstanding at end of period                 6,895,850        6,869,014
                                                =============    =============
--------------------------------------------------------------------------------

5. FOREIGN CURRENCY TRANSLATION
Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

6.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.  SECURITIES LENDING

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan as of November 30, 2006.

8.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

foreign currency exchange rates. All foreign currency exchange contracts are "marked-to market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.  NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until May 30, 2008. As of November 30, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

                               THE ARBITRAGE FUND
                     Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               THE ARBITRAGE FUND
               Disclosure of Fund Expenses (Unaudited) (Continued)
--------------------------------------------------------------------------------

THE ARBITRAGE FUND - CLASS R
---------------------------------------------------------------------------------------------
                                BEGINNING         ENDING        ANNUALIZED
                              ACCOUNT VALUE    ACCOUNT VALUE     EXPENSE     EXPENSES PAID
                               JUNE 1, 2006  NOVEMBER 30, 2006    RATIOS     DURING PERIOD*
---------------------------------------------------------------------------------------------
Based on Actual Fund Return     $1,000.00       $1,010.20         2.12%          $10.68
Based on Hypothetical 5% Return
  (before expenses)             $1,000.00       $1,014.44         2.12%          $10.71
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's Class R annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


THE ARBITRAGE FUND - CLASS I
---------------------------------------------------------------------------------------------
                                BEGINNING         ENDING        ANNUALIZED
                              ACCOUNT VALUE    ACCOUNT VALUE     EXPENSE     EXPENSES PAID
                               JUNE 1, 2006  NOVEMBER 30, 2006    RATIOS     DURING PERIOD*
---------------------------------------------------------------------------------------------
Based on Actual Fund Return     $1,000.00       $1,011.70         1.87%           $9.43
Based on Hypothetical 5% Return
  (before expenses)             $1,000.00       $1,015.69         1.87%           $9.45
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's Class I annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                               THE ARBITRAGE FUND
                          Other Information (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                            [Arbitrage Logo Omitted]
                               THE ARBITRAGE FUND

                                  800-295-4485
                               www.thearbfund.com


                        ADVISER   WATER ISLAND CAPITAL, LLC
                                  650 Fifth Avenue, 6th Floor
                                  New York, NY 10019

                    DISTRIBUTOR   SEI INVESTMENTS DISTRIBUTION CO.
                                  One Freedom Valley Drive
                                  Oaks, PA 19456

                 TRANSFER AGENT   DST SYSTEMS, INC.
                                  P.O. Box 219842
                                  Kansas City, MO 64121-9842

                      CUSTODIAN   MELLON BANK, N.A.
                                  One Mellon Bank Center
                                  Pittsburgh, PA 15258










ARB (1/07)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Arbitrage Funds


By (Signature and Title)*                     /s/ John S. Orrico
                                              ---------------------------
                                              John S. Orrico
                                              President and Treasurer

Date: February 6, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ John S. Orrico
                                              ---------------------------
                                              John S. Orrico
                                              President and Treasurer

Date: February 6, 2007


By (Signature and Title)*                     /s/ Eric Kleinschmidt
                                              ---------------------------
                                              Eric Kleinschmidt
                                              Chief Financial Officer

Date: February 6, 2007

*  Print the name and title of each signing officer under his or her signature.